Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	TOCQUEVILLE TRUST
Central Index Key	0000801444
Amendment Flag	false
Document Creation Date	Feb 25, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013
The Tocqueville Fund | The Tocqueville Fund | The Tocqueville Fund
Risk/Return:
Trading Symbol	TOCQX
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Risk/Return:
Trading Symbol	TOPPX
The Tocqueville International Value Fund | The Tocqueville International Value Fund | The Tocqueville International Value Fund
Risk/Return:
Trading Symbol	TIVFX
The Tocqueville Gold Fund | The Tocqueville Gold Fund | The Tocqueville Gold Fund
Risk/Return:
Trading Symbol	TGLDX
The Delafield Fund | The Delafield Fund | The Delafield Fund
Risk/Return:
Trading Symbol	DEFIX
The Tocqueville Select Fund | The Tocqueville Select Fund | The Tocqueville Select Fund
Risk/Return:
Trading Symbol	TSELX

The Tocqueville Fund | The Tocqueville Fund
The Tocqueville Fund
Investment Objective
The Tocqueville Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tocqueville Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Tocqueville Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.29%
Total Annual Fund Operating Expenses		1.29%
Less: Fee Waiver/Expense Reimbursement		(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	1.26%
[1]	The Advisor has contractually agreed to waive the Tocqueville Fund's management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in the Tocqueville Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tocqueville Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tocqueville Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Tocqueville Fund	128	406	705	1,554

Portfolio Turnover
The Tocqueville Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Tocqueville Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Tocqueville Fund’s performance.  During its most recent fiscal year, the Tocqueville Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
The Tocqueville Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies.  The Tocqueville Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.

The investment strategy of the Tocqueville Fund is value oriented and contrarian.  The Tocqueville Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Tocqueville Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks
You may lose money by investing in the Tocqueville Fund.  The Tocqueville Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Tocqueville Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Tocqueville Fund’s assets;

•	political, social or economic instability in a foreign country in which the Tocqueville Fund invests may cause the value of the Tocqueville Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Tocqueville Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors who are willing to assume market risk of U.S. securities in the short-term for potentially higher gains in the long-term.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund’s performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500® Index.  Please note that the Tocqueville Fund’s performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 20.71% (for the quarter ended 6/30/03). The worst performance was -20.12% (for the quarter ended 12/31/08).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville Fund	10.19%	0.19%	8.90%
The Tocqueville Fund After Taxes on Distributions	9.96%	(0.04%)	8.42%
The Tocqueville Fund After Taxes on Distributions and Sale of Fund Shares	6.94%	0.12%	7.86%
The Tocqueville Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund’s other return figures.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tocqueville Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Tocqueville Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Tocqueville Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Tocqueville Fund’s performance.  During its most recent fiscal year, the Tocqueville Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Tocqueville Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tocqueville Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tocqueville Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Tocqueville Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies.  The Tocqueville Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.

The investment strategy of the Tocqueville Fund is value oriented and contrarian.  The Tocqueville Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Tocqueville Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Tocqueville Fund.  The Tocqueville Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Tocqueville Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Tocqueville Fund’s assets;

•	political, social or economic instability in a foreign country in which the Tocqueville Fund invests may cause the value of the Tocqueville Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Tocqueville Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors who are willing to assume market risk of U.S. securities in the short-term for potentially higher gains in the long-term.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Tocqueville Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund’s performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500® Index.  Please note that the Tocqueville Fund’s performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund's performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500 Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Tocqueville Fund's performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 20.71% (for the quarter ended 6/30/03). The worst performance was -20.12% (for the quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.12%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund's other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund’s other return figures.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
The Tocqueville Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	705
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,554
Annual Return 2003	rr_AnnualReturn2003	42.68%
Annual Return 2004	rr_AnnualReturn2004	12.55%
Annual Return 2005	rr_AnnualReturn2005	12.60%
Annual Return 2006	rr_AnnualReturn2006	17.05%
Annual Return 2007	rr_AnnualReturn2007	9.77%
Annual Return 2008	rr_AnnualReturn2008	(38.51%)
Annual Return 2009	rr_AnnualReturn2009	30.29%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Annual Return 2011	rr_AnnualReturn2011	(0.48%)
Annual Return 2012	rr_AnnualReturn2012	10.19%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.90%
The Tocqueville Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
The Tocqueville Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.86%

[1]	The Advisor has contractually agreed to waive the Tocqueville Fund's management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
The Tocqueville Opportunity Fund
Investment Objective
The Tocqueville Opportunity Fund’s (the “Opportunity Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Opportunity Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Tocqueville Opportunity Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.34%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the "Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Tocqueville Opportunity Fund	136	425	734	1,613

Portfolio Turnover
The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund’s performance.  During its most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies
The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver superior long term earnings growth.  The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $12 billion.  In addition, the Opportunity Fund may invest in large cap companies.  Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries.  The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies.  The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate.  The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements.  The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.

Principal Risks
You may lose money by investing in the Opportunity Fund.  The Opportunity Fund is subject to the following risks:

•	the stock markets may go down;

•	growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole; and

•	a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected.

 The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Opportunity Fund’s assets;

•	political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Opportunity Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Russell 2500® Growth Index.  The bar chart and table primarily reflect the Opportunity Fund’s performance achieved prior to the changes effected in 2010 to the Opportunity Fund’s investment strategy.  Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 38.90% (for the quarter ended 6/30/03). The worst performance was -26.39% (for the quarter ended 12/31/08).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville Opportunity Fund	12.18%	2.77%	6.81%
The Tocqueville Opportunity Fund After Taxes on Distributions	12.18%	2.72%	6.11%
The Tocqueville Opportunity Fund After Taxes on Distributions and Sale of Fund Shares	7.92%	2.35%	5.89%
The Tocqueville Opportunity Fund Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	4.07%	10.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Opportunity Fund’s (the “Opportunity Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund’s performance.  During its most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the "Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver superior long term earnings growth.  The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $12 billion.  In addition, the Opportunity Fund may invest in large cap companies.  Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries.  The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies.  The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate.  The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements.  The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Opportunity Fund.  The Opportunity Fund is subject to the following risks:

•	the stock markets may go down;

•	growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole; and

•	a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected.

 The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Opportunity Fund’s assets;

•	political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Opportunity Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Opportunity Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Russell 2500® Growth Index.  The bar chart and table primarily reflect the Opportunity Fund’s performance achieved prior to the changes effected in 2010 to the Opportunity Fund’s investment strategy.  Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Russell 2500 Growth Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Opportunity Fund's performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 38.90% (for the quarter ended 6/30/03). The worst performance was -26.39% (for the quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.39%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund's other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.55%
The Tocqueville Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2003	rr_AnnualReturn2003	65.69%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	(5.02%)
Annual Return 2006	rr_AnnualReturn2006	7.12%
Annual Return 2007	rr_AnnualReturn2007	(0.74%)
Annual Return 2008	rr_AnnualReturn2008	(35.75%)
Annual Return 2009	rr_AnnualReturn2009	29.51%
Annual Return 2010	rr_AnnualReturn2010	24.42%
Annual Return 2011	rr_AnnualReturn2011	(1.31%)
Annual Return 2012	rr_AnnualReturn2012	12.18%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.81%
The Tocqueville Opportunity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.11%
The Tocqueville Opportunity Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the "Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.

The Tocqueville International Value Fund | The Tocqueville International Value Fund
The Tocqueville International Value Fund
Investment Objective
The Tocqueville International Value Fund’s (the “International Value Fund”) investment objective is long-term capital appreciation consistent with preservation of capital.
Fees and Expenses of the International Value Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville International Value Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Tocqueville International Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.31%
Total Annual Fund Operating Expenses		1.56%
Less: Fee Waiver/Expense Reimbursement		(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	1.25%
[1]	The Advisor has contractually agreed to waive the Tocqueville International Value Fund's management fees and/or reimburse expenses in order to ensure that the Tocqueville International Value Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Tocqueville International Value Fund	127	462	821	1,830

Portfolio Turnover
The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the International Value Fund’s performance.  During its most recent fiscal year, the International Value Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The International Value Fund seeks to achieve its investment objective by investing primarily in non-U.S. companies.  Under normal circumstances, the International Value Fund will invest at least 65% of its total assets in stocks of companies located in at least three different countries, which may include developed and emerging market countries.  The Fund will invest in a broad spectrum of market capitalizations, including small cap companies having market values of less than $2 billion, mid cap companies having market values between $2 billion and $10 billion and large cap companies having market values of $10 billion or more.

The investment strategy of the International Value Fund is value oriented and contrarian.  The International Value Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the International Value Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks
You may lose money by investing in the International Value Fund.  The International Value Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the International Value Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the International Value Fund’s assets;

•	political, social or economic instability in a foreign country in which the International Value Fund invests may cause the value of the International Value Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The International Value Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

Who may want to invest in the International Value Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•
investors who want to gain exposure to a broader set of investment opportunities by investing in non-U.S. companies and who are willing to accept the additional risks that may be associated with investment in non-U.S. securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund’s performance from year to year (on a calendar year basis) and by showing how the International Value Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Morgan Stanley EAFE® Index.  Please note that the International Value Fund’s performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 24.82% (for the quarter ended 6/30/09). The worst performance was -19.71% (for the quarter ended 9/30/11).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville International Value Fund	13.33%	0.88%	10.88%
The Tocqueville International Value Fund After Taxes on Distributions	13.37%	0.78%	10.24%
The Tocqueville International Value Fund After Taxes on Distributions and Sale of Fund Shares	9.26%	0.92%	9.88%
The Tocqueville International Value Fund Morgan Stanley EAFE® Index (reflects no deduction for fees, expenses or taxes)	17.90%	(3.21%)	8.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund’s other return figures.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville International Value Fund’s (the “International Value Fund”) investment objective is long-term capital appreciation consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the International Value Fund’s performance.  During its most recent fiscal year, the International Value Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The International Value Fund seeks to achieve its investment objective by investing primarily in non-U.S. companies.  Under normal circumstances, the International Value Fund will invest at least 65% of its total assets in stocks of companies located in at least three different countries, which may include developed and emerging market countries.  The Fund will invest in a broad spectrum of market capitalizations, including small cap companies having market values of less than $2 billion, mid cap companies having market values between $2 billion and $10 billion and large cap companies having market values of $10 billion or more.

The investment strategy of the International Value Fund is value oriented and contrarian.  The International Value Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the International Value Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the International Value Fund.  The International Value Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the International Value Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the International Value Fund’s assets;

•	political, social or economic instability in a foreign country in which the International Value Fund invests may cause the value of the International Value Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The International Value Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

Who may want to invest in the International Value Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•
investors who want to gain exposure to a broader set of investment opportunities by investing in non-U.S. companies and who are willing to accept the additional risks that may be associated with investment in non-U.S. securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the International Value Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund’s performance from year to year (on a calendar year basis) and by showing how the International Value Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Morgan Stanley EAFE® Index.  Please note that the International Value Fund’s performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund's performance from year to year (on a calendar year basis) and by showing how the International Value Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Morgan Stanley EAFE Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the International Value Fund's performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 24.82% (for the quarter ended 6/30/09). The worst performance was -19.71% (for the quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund's other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund’s other return figures.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012
Morgan Stanley EAFE® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.21%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.70%
The Tocqueville International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,830
Annual Return 2003	rr_AnnualReturn2003	53.72%
Annual Return 2004	rr_AnnualReturn2004	21.74%
Annual Return 2005	rr_AnnualReturn2005	21.06%
Annual Return 2006	rr_AnnualReturn2006	16.97%
Annual Return 2007	rr_AnnualReturn2007	1.44%
Annual Return 2008	rr_AnnualReturn2008	(34.86%)
Annual Return 2009	rr_AnnualReturn2009	37.30%
Annual Return 2010	rr_AnnualReturn2010	15.86%
Annual Return 2011	rr_AnnualReturn2011	(11.02%)
Annual Return 2012	rr_AnnualReturn2012	13.33%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.88%
The Tocqueville International Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.24%
The Tocqueville International Value Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.88%

[1]	The Advisor has contractually agreed to waive the Tocqueville International Value Fund's management fees and/or reimburse expenses in order to ensure that the Tocqueville International Value Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

The Tocqueville Gold Fund | The Tocqueville Gold Fund
The Tocqueville Gold Fund
Investment Objective
The Tocqueville Gold Fund’s (the “Gold Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Gold Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Gold Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Gold Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Gold Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.28%

Example
This example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Gold Fund for the time periods indicated and then redeem all of your shares at the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Gold Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Tocqueville Gold Fund	130	406	702	1,545

Portfolio Turnover
The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Gold Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Gold Fund’s performance.  During its most recent fiscal year, the Gold Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
The Gold Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in gold and securities of companies located throughout the world, in both developed and emerging markets, that are engaged in mining or processing gold (“Gold Related Securities”).  The Gold Fund may also invest in other precious metals (“Other Precious Metals”). However no more than 20% of the Gold Fund’s total assets may be invested directly in gold bullion and other precious metals.

The investment strategy of the Gold Fund is value oriented and contrarian.  The Gold Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.  In general, the portfolio manager seeks companies that are characterized by strong management, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder oriented policies, among other things.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.   The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Gold Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks
You may lose money by investing in the Gold Fund.  The Gold Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Gold Fund’s portfolio may fail to perform as expected.

The Gold Fund is subject to the special risks associated with investing in gold and other precious metals, including:

•	the price of gold or other precious metals may be subject to wide fluctuation;

•	the market for gold or other precious metals is relatively limited;

•	the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and

•	the market for gold and other precious metals is unregulated.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Gold Fund’s assets;

•	political, social or economic instability in a foreign country in which the Gold Fund invests may cause the value of the Gold Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Gold Fund is also subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if it derives more than 10% of its gross income from investment in gold bullion or other precious metals.  Failure to qualify as a regulated investment company would result in adverse tax consequences to the Gold Fund and its shareholders.  In order to ensure that it qualifies as a regulated investment company, the Gold Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

The Gold Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Gold Fund?

•
investors who want a diversified portfolio, however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”);

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•
investors who want to diversify their portfolio or investors who want an investment that may provide protection against inflation or currency devaluation and are willing to accept the traditional risks associated with investment in gold and gold related securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund’s performance from year to year (on a calendar year basis) and by showing how the Gold Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500® Index and the Philadelphia Stock Exchange Gold/Silver Index.  Please note that the Gold Fund’s performance (before and after taxes) is not an indication of how the Gold Fund will perform in the future.  In particular, in 2003, 2006, 2009 and 2010, the performance of the Gold Fund was achieved during a period of unusually favorable market conditions.  Such performance may not be sustainable.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 28.05% (for the quarter ended 9/30/09). The worst performance was -30.86% (for the quarter ended 9/30/08).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville Gold Fund	(8.72%)	7.41%	15.46%
The Tocqueville Gold Fund After Taxes on Distributions	(9.07%)	7.11%	14.61%
The Tocqueville Gold Fund After Taxes on Distributions and Sale of Fund Shares	(5.22%)	6.39%	13.73%
The Tocqueville Gold Fund Philadelphia Stock Exchange Gold/Silver Index (reflects no deductions for fees, expenses or taxes)	(6.71%)	0.24%	9.27%
The Tocqueville Gold Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Gold Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Gold Fund’s (the “Gold Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Gold Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Gold Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Gold Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Gold Fund’s performance.  During its most recent fiscal year, the Gold Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Gold Fund for the time periods indicated and then redeem all of your shares at the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Gold Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Gold Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in gold and securities of companies located throughout the world, in both developed and emerging markets, that are engaged in mining or processing gold (“Gold Related Securities”).  The Gold Fund may also invest in other precious metals (“Other Precious Metals”). However no more than 20% of the Gold Fund’s total assets may be invested directly in gold bullion and other precious metals.

The investment strategy of the Gold Fund is value oriented and contrarian.  The Gold Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.  In general, the portfolio manager seeks companies that are characterized by strong management, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder oriented policies, among other things.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.   The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Gold Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Gold Fund.  The Gold Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Gold Fund’s portfolio may fail to perform as expected.

The Gold Fund is subject to the special risks associated with investing in gold and other precious metals, including:

•	the price of gold or other precious metals may be subject to wide fluctuation;

•	the market for gold or other precious metals is relatively limited;

•	the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and

•	the market for gold and other precious metals is unregulated.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Gold Fund’s assets;

•	political, social or economic instability in a foreign country in which the Gold Fund invests may cause the value of the Gold Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Gold Fund is also subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if it derives more than 10% of its gross income from investment in gold bullion or other precious metals.  Failure to qualify as a regulated investment company would result in adverse tax consequences to the Gold Fund and its shareholders.  In order to ensure that it qualifies as a regulated investment company, the Gold Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

The Gold Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Gold Fund?

•
investors who want a diversified portfolio, however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”);

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•
investors who want to diversify their portfolio or investors who want an investment that may provide protection against inflation or currency devaluation and are willing to accept the traditional risks associated with investment in gold and gold related securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Gold Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Gold Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund's net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund’s performance from year to year (on a calendar year basis) and by showing how the Gold Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500® Index and the Philadelphia Stock Exchange Gold/Silver Index.  Please note that the Gold Fund’s performance (before and after taxes) is not an indication of how the Gold Fund will perform in the future.  In particular, in 2003, 2006, 2009 and 2010, the performance of the Gold Fund was achieved during a period of unusually favorable market conditions.  Such performance may not be sustainable.  Updated performance information is available at www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund's performance from year to year (on a calendar year basis) and by showing how the Gold Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500 Index and the Philadelphia Stock Exchange Gold/Silver Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Gold Fund's performance (before and after taxes) is not an indication of how the Gold Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 28.05% (for the quarter ended 9/30/09). The worst performance was -30.86% (for the quarter ended 9/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.86%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012
Philadelphia Stock Exchange Gold/Silver Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
The Tocqueville Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2003	rr_AnnualReturn2003	53.65%
Annual Return 2004	rr_AnnualReturn2004	(5.82%)
Annual Return 2005	rr_AnnualReturn2005	30.03%
Annual Return 2006	rr_AnnualReturn2006	39.24%
Annual Return 2007	rr_AnnualReturn2007	12.42%
Annual Return 2008	rr_AnnualReturn2008	(34.94%)
Annual Return 2009	rr_AnnualReturn2009	86.60%
Annual Return 2010	rr_AnnualReturn2010	53.33%
Annual Return 2011	rr_AnnualReturn2011	(15.85%)
Annual Return 2012	rr_AnnualReturn2012	(8.72%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.46%
The Tocqueville Gold Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.61%
The Tocqueville Gold Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.73%

The Delafield Fund | The Delafield Fund
The Delafield Fund
Investment Objective
The Delafield Fund’s investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Delafield Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Delafield Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Delafield Fund
Management Fees	0.71%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.23%

Example
This example is intended to help you compare the cost of investing in The Delafield Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Delafield Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Delafield Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Delafield Fund	125	390	676	1,489

Portfolio Turnover
The Delafield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Delafield Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Delafield Fund’s performance.  During its most recent fiscal year, the Delafield Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
The Delafield Fund seeks to achieve its objectives by investing primarily in the equity securities (i.e., common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks) of domestic companies.  Specifically, the Delafield Fund will primarily invest in equity securities of domestic companies which the portfolio managers believe to be undervalued or to represent special situations.  An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Delafield Fund will have more than 65% of its assets invested in equity securities.  The Delafield Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the portfolio managers believe offer a significant opportunity for price appreciation.  In addition, the Delafield Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Delafield Fund may also invest in:

(i)
U.S. Government Securities: The U.S. Government securities in which the Delafield Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.

(ii)
Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature.  The money market funds seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share.

Principal Risks
You may lose money by investing in the Delafield Fund.  The Delafield Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Delafield Fund’s portfolio may fail to perform as expected.

The Delafield Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Delafield Fund’s assets;

•	political, social or economic instability in a foreign country in which the Delafield Fund invests may cause the value of the Delafield Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Delafield Fund?

•	investors who want a diversified portfolio

•	long-term investors with a particular goal, such as saving for retirement

•	investors who want potential growth over time

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table of the Delafield Fund
The Delafield Fund is the successor to the Delafield Fund, Inc. (the “Predecessor Delafield Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided prior to September 28, 2009 is historical information for the Predecessor Delafield Fund.  The Predecessor Delafield Fund was managed by Reich & Tang Asset Management, LLC and had the same portfolio managers, investment objectives and investment strategies as the Delafield Fund.

The following chart and table below provide some indication of the risks of investing in the Delafield Fund by showing changes in the Delafield Fund’s performance from year to year (on a calendar year basis) and by showing how the Delafield Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2000® Index and the S&P 500® Index.  Please note that the Delafield Fund’s performance (before and after taxes) is not an indication of how the Delafield Fund will perform in the future.  Updated performance information in available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 34.37% (for the quarter ended June 30, 2009). The worst performance was -29.37% (for the quarter ended December 31, 2008).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Delafield Fund	20.21%	6.32%	11.90%
The Delafield Fund After Taxes on Distributions	19.20%	6.05%	10.78%
The Delafield Fund After Taxes on Distributions and Sale of Fund Shares	14.47%	5.42%	10.25%
The Delafield Fund Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
The Delafield Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Delafield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Delafield Fund’s investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Delafield Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Delafield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Delafield Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Delafield Fund’s performance.  During its most recent fiscal year, the Delafield Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in The Delafield Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Delafield Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Delafield Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Delafield Fund seeks to achieve its objectives by investing primarily in the equity securities (i.e., common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks) of domestic companies.  Specifically, the Delafield Fund will primarily invest in equity securities of domestic companies which the portfolio managers believe to be undervalued or to represent special situations.  An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Delafield Fund will have more than 65% of its assets invested in equity securities.  The Delafield Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the portfolio managers believe offer a significant opportunity for price appreciation.  In addition, the Delafield Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Delafield Fund may also invest in:

(i)
U.S. Government Securities: The U.S. Government securities in which the Delafield Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.

(ii)
Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature.  The money market funds seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Delafield Fund.  The Delafield Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Delafield Fund’s portfolio may fail to perform as expected.

The Delafield Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Delafield Fund’s assets;

•	political, social or economic instability in a foreign country in which the Delafield Fund invests may cause the value of the Delafield Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Delafield Fund?

•	investors who want a diversified portfolio

•	long-term investors with a particular goal, such as saving for retirement

•	investors who want potential growth over time

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Delafield Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table of the Delafield Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Delafield Fund is the successor to the Delafield Fund, Inc. (the “Predecessor Delafield Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided prior to September 28, 2009 is historical information for the Predecessor Delafield Fund.  The Predecessor Delafield Fund was managed by Reich & Tang Asset Management, LLC and had the same portfolio managers, investment objectives and investment strategies as the Delafield Fund.

The following chart and table below provide some indication of the risks of investing in the Delafield Fund by showing changes in the Delafield Fund’s performance from year to year (on a calendar year basis) and by showing how the Delafield Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2000® Index and the S&P 500® Index.  Please note that the Delafield Fund’s performance (before and after taxes) is not an indication of how the Delafield Fund will perform in the future.  Updated performance information in available at www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Delafield Fund by showing changes in the Delafield Fund's performance from year to year (on a calendar year basis) and by showing how the Delafield Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2000 Index and the S&P 500 Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Delafield Fund's performance (before and after taxes) is not an indication of how the Delafield Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 34.37% (for the quarter ended June 30, 2009). The worst performance was -29.37% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.37%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
The Delafield Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2003	rr_AnnualReturn2003	40.14%
Annual Return 2004	rr_AnnualReturn2004	20.85%
Annual Return 2005	rr_AnnualReturn2005	6.00%
Annual Return 2006	rr_AnnualReturn2006	20.38%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(37.62%)
Annual Return 2009	rr_AnnualReturn2009	54.85%
Annual Return 2010	rr_AnnualReturn2010	26.03%
Annual Return 2011	rr_AnnualReturn2011	(7.17%)
Annual Return 2012	rr_AnnualReturn2012	20.21%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.90%
The Delafield Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.78%
The Delafield Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.25%

The Tocqueville Select Fund | The Tocqueville Select Fund
The Tocqueville Select Fund
Investment Objective
The Tocqueville Select Fund’s (the “Select Fund”) primary investment objective is to achieve long-term capital appreciation by investing in a focused group of common stocks issued primarily by small and mid-sized U.S. companies.

Current income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Select Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Select Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Select Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.37%

Example
This example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Select Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Tocqueville Select Fund	139	434	750	1,646

Portfolio Turnover
The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Select Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Select Fund’s performance.  During its most recent fiscal year, the Select Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Select Fund invests in a focused group of approximately 30 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.  For the Select Fund, companies are determined to be small-cap companies based upon the market capitalization of companies that are members of the Russell 2000® Index during the most recent 12-month period and mid-cap companies based upon the market capitalization of companies that are members of the Russell Mid-Cap® Index during the most recent 12-month period.  The Select Fund’s market capitalization ranges will change over time as Russell adds and deletes companies from the indices mentioned above.  To a lesser extent, the Select Fund may invest in other securities, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  In addition, the Select Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Select Fund applies a “value approach” to investing, seeking to invest in common stocks that the portfolio managers believe are currently undervalued by the market or that represent special situations.  When selecting securities for the Select Fund, the portfolio managers consider factors such as the valuation of individual securities relative to other investment alternatives, trends in corporate profits, corporate cash flow, balance sheet changes, management capability and practices and the economic and political outlook.  Although the strengths of a company’s balance sheet are important to the portfolio managers’ analysis, the Select Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the company, based on its analysis, is worth more than the market price of the shares.  In addition, companies generating free cash flow (defined as earnings, depreciation and deferred income tax in excess of the need for capital expenditures and dividends) will generally be considered attractive.  Investment securities may also be assessed upon their earning power, stated asset values and off-balance sheet values.  The portfolio managers may dispose of a security if: (i) the price of the security increases above the portfolio managers’ target price for that security; (ii) if the portfolio managers believe that other investment opportunities offer the potential for greater capital appreciation or otherwise represent a better relative value; (iii) a company’s balance sheet weakens; (iv) company management is not executing its business plan; (v) the portfolio managers believe that actual or potential deterioration in the issuer’s earning power may adversely affect the price of its securities; or (vi) the economic or political outlook for a company changes.

The Select Fund will normally not seek to realize profits by anticipating short-term market movements and, under ordinary circumstances, intends to purchase securities for long-term capital appreciation.

As a temporary defensive measure, the Select Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the portfolio managers deem appropriate.  The Select Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Risks
You may lose money by investing in the Select Fund. The Select Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Select Fund’s portfolio may fail to perform as expected.

The Select Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Select Fund’s assets;

•	political, social or economic instability in a foreign country in which the Select Fund invests may cause the value of the Select Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Select Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Select Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a great adverse impact on the Select Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Select Fund?

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors seeking long-term capital appreciation by investing in a focused group of common stocks issued primarily by small cap companies and mid cap companies.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table of the Select Fund
The Select Fund is the successor to the Delafield Select Fund, a series of Natixis Funds Trust II (the “Predecessor Select Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided for the periods from September 27, 2008 to September 27, 2009 is historical information for the Predecessor Select Fund’s Class Y shares.  The Predecessor Select Fund was managed by Reich & Tang Asset Management, LLC and had most of the same portfolio managers, as well as substantially identical investment objectives and investment strategies as the Select Fund.  The performance information provided for periods prior to September 27, 2008 is historical information for the Reich & Tang Concentrated Portfolio L.P. (“Limited Partnership”), which was reorganized into the Predecessor Select Fund on September 26, 2008.  In the reorganization of the Limited Partnership, limited partners of the Limited Partnership received Class Y shares of the Predecessor Select Fund and the Limited Partnership’s returns were adjusted to reflect the deduction of the estimated fees and expenses applicable to the Predecessor Select Fund’s Class Y shares based on the projected asset levels for the first year of operations of the Class Y shares of the Predecessor Select Fund (not taking into account any fee waivers or expense reimbursements).  See “Performance Information” in the Statement of Additional Information (“SAI”). The Limited Partnership was managed using substantially the same investment objectives, policies and restrictions as those used by the Predecessor Select Fund.  However, the Limited Partnership was not registered as an investment company with the SEC.  Therefore, it was not subject to the investment restrictions imposed by law on registered mutual funds.  If the Limited Partnership had been registered, its performance may have been adversely affected.

The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year (on a calendar year basis) and by showing how the Select Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2500® Index and the Russell 2000® Index.  Please note that the Select Fund’s performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.  Updated performance information in available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 34.76% (for the quarter ended June 30, 2009). The worst performance was -31.04% (for the quarter ended December 31, 2008).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville Select Fund	13.07%	6.77%	11.86%
The Tocqueville Select Fund After Taxes on Distributions	12.36%	6.46%	11.69%
The Tocqueville Select Fund After Taxes on Distributions and Sale of Fund Shares	9.44%	5.85%	10.67%
The Tocqueville Select Fund Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	4.34%	10.49%
The Tocqueville Select Fund Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Tocqueville Select Fund’s (the “Select Fund”) primary investment objective is to achieve long-term capital appreciation by investing in a focused group of common stocks issued primarily by small and mid-sized U.S. companies.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Select Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Select Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Select Fund’s performance.  During its most recent fiscal year, the Select Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Select Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Select Fund invests in a focused group of approximately 30 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.  For the Select Fund, companies are determined to be small-cap companies based upon the market capitalization of companies that are members of the Russell 2000® Index during the most recent 12-month period and mid-cap companies based upon the market capitalization of companies that are members of the Russell Mid-Cap® Index during the most recent 12-month period.  The Select Fund’s market capitalization ranges will change over time as Russell adds and deletes companies from the indices mentioned above.  To a lesser extent, the Select Fund may invest in other securities, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  In addition, the Select Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Select Fund applies a “value approach” to investing, seeking to invest in common stocks that the portfolio managers believe are currently undervalued by the market or that represent special situations.  When selecting securities for the Select Fund, the portfolio managers consider factors such as the valuation of individual securities relative to other investment alternatives, trends in corporate profits, corporate cash flow, balance sheet changes, management capability and practices and the economic and political outlook.  Although the strengths of a company’s balance sheet are important to the portfolio managers’ analysis, the Select Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the company, based on its analysis, is worth more than the market price of the shares.  In addition, companies generating free cash flow (defined as earnings, depreciation and deferred income tax in excess of the need for capital expenditures and dividends) will generally be considered attractive.  Investment securities may also be assessed upon their earning power, stated asset values and off-balance sheet values.  The portfolio managers may dispose of a security if: (i) the price of the security increases above the portfolio managers’ target price for that security; (ii) if the portfolio managers believe that other investment opportunities offer the potential for greater capital appreciation or otherwise represent a better relative value; (iii) a company’s balance sheet weakens; (iv) company management is not executing its business plan; (v) the portfolio managers believe that actual or potential deterioration in the issuer’s earning power may adversely affect the price of its securities; or (vi) the economic or political outlook for a company changes.

The Select Fund will normally not seek to realize profits by anticipating short-term market movements and, under ordinary circumstances, intends to purchase securities for long-term capital appreciation.

As a temporary defensive measure, the Select Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the portfolio managers deem appropriate.  The Select Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Select Fund. The Select Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the Select Fund’s portfolio may fail to perform as expected.

The Select Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Select Fund’s assets;

•	political, social or economic instability in a foreign country in which the Select Fund invests may cause the value of the Select Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Select Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Select Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a great adverse impact on the Select Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Select Fund?

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors seeking long-term capital appreciation by investing in a focused group of common stocks issued primarily by small cap companies and mid cap companies.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Select Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Select Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Select Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a great adverse impact on the Select Fund's net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table of the Select Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Select Fund is the successor to the Delafield Select Fund, a series of Natixis Funds Trust II (the “Predecessor Select Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided for the periods from September 27, 2008 to September 27, 2009 is historical information for the Predecessor Select Fund’s Class Y shares.  The Predecessor Select Fund was managed by Reich & Tang Asset Management, LLC and had most of the same portfolio managers, as well as substantially identical investment objectives and investment strategies as the Select Fund.  The performance information provided for periods prior to September 27, 2008 is historical information for the Reich & Tang Concentrated Portfolio L.P. (“Limited Partnership”), which was reorganized into the Predecessor Select Fund on September 26, 2008.  In the reorganization of the Limited Partnership, limited partners of the Limited Partnership received Class Y shares of the Predecessor Select Fund and the Limited Partnership’s returns were adjusted to reflect the deduction of the estimated fees and expenses applicable to the Predecessor Select Fund’s Class Y shares based on the projected asset levels for the first year of operations of the Class Y shares of the Predecessor Select Fund (not taking into account any fee waivers or expense reimbursements).  See “Performance Information” in the Statement of Additional Information (“SAI”). The Limited Partnership was managed using substantially the same investment objectives, policies and restrictions as those used by the Predecessor Select Fund.  However, the Limited Partnership was not registered as an investment company with the SEC.  Therefore, it was not subject to the investment restrictions imposed by law on registered mutual funds.  If the Limited Partnership had been registered, its performance may have been adversely affected.

The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year (on a calendar year basis) and by showing how the Select Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2500® Index and the Russell 2000® Index.  Please note that the Select Fund’s performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.  Updated performance information in available at www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund's performance from year to year (on a calendar year basis) and by showing how the Select Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2500 Index and the Russell 2000 Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Select Fund's performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 34.76% (for the quarter ended June 30, 2009). The worst performance was -31.04% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.04%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.49%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
The Tocqueville Select Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Annual Return 2003	rr_AnnualReturn2003	41.43%
Annual Return 2004	rr_AnnualReturn2004	21.21%
Annual Return 2005	rr_AnnualReturn2005	3.89%
Annual Return 2006	rr_AnnualReturn2006	20.86%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	(37.73%)
Annual Return 2009	rr_AnnualReturn2009	61.13%
Annual Return 2010	rr_AnnualReturn2010	38.73%
Annual Return 2011	rr_AnnualReturn2011	(11.83%)
Annual Return 2012	rr_AnnualReturn2012	13.07%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.86%
The Tocqueville Select Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.69%
The Tocqueville Select Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.67%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013